Segment and Geographical Data (Schedule of Net Sales from External Costumers by Product) (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014		Sep. 27, 2013		Sep. 28, 2012
Segment Reporting Information [Line Items]
Net sales	$ 789,300,000	$ 653,100,000	$ 557,800,000	$ 540,200,000	$ 545,200,000	$ 570,000,000	[1]	$ 585,300,000	$ 504,000,000	$ 2,540,400,000		$ 2,204,500,000		$ 2,056,200,000
Operating Segments
Segment Reporting Information [Line Items]
Net sales										2,494,400,000	[2]	2,153,300,000	[2]	2,002,000,000	[2]
Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										413,500,000		206,400,000		156,400,000
Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										1,199,400,000		1,011,200,000		848,800,000
Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										881,500,000		935,700,000		996,800,000
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Net sales										46,000,000	[3]	51,200,000	[3]	54,200,000	[3]
Exalgo | Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										76,100,000		126,100,000		91,900,000
Ofirmev | Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										124,400,000		0		0
Acthar | Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										122,900,000		0		0
Other | Operating Segments | Specialty Brands
Segment Reporting Information [Line Items]
Net sales										90,100,000		80,300,000		64,500,000
Other | Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										150,700,000		140,600,000		134,700,000
Other | Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										165,800,000		179,600,000		189,800,000
Methylphenidate ER | Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										209,600,000		148,300,000		0
Oxycodone (API) and oxycodone-containing tablets | Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										155,200,000		139,000,000		144,100,000
Hydrocodone (API) and hydrocodone-containing tablets | Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										99,400,000		140,000,000		130,500,000
Other controlled substances | Operating Segments | Specialty Generics
Segment Reporting Information [Line Items]
Net sales										584,500,000		443,300,000		439,500,000
Optiray | Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										284,000,000		318,500,000		352,200,000
Contrast Media and Delivery Systems | Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										449,800,000		498,100,000		542,000,000
Nuclear Imaging | Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales										$ 431,700,000		$ 437,600,000		$ 454,800,000

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Amounts represent sales to external customers. There were no intersegment sales.
[3]	Represents products that were sold to Covidien, which is discussed in Note 16.